UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional and Initial Class)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks rose for the fourth year in a row, though returns were the lowest of the last four years. Investor enthusiasm for the U.S. economic recovery was offset by concerns over a sharp slowdown in China. Aggressive central bank stimulus measures continued to support markets in Europe and Japan, while the U.S. gradually stepped back from accommodative policies. Emerging markets stocks generally lagged their developed-market counterparts by a wide margin. Mergers-and-acquisitions activity reached a record high, fueled by cheap financing. Defensive stocks outpaced economically sensitive sectors. Health care and consumer staples stocks rallied, while energy and materials stocks plummeted amid falling prices for oil and other commodities. At the end of the year, the U.S. Federal Reserve raised interest rates for the first time in nearly a decade, setting the stage for tighter monetary policy in the years ahead. The U.S. dollar rose against the euro and most other currencies.
For the 12 month period ended December 31, 2015, the Great-West S&P Mid Cap 400® Index Fund (Initial Class shares) returned -2.77% net of fees. The S&P MidCap 400® Index fell 2.18% during 2015. The mid cap space underperformed the large cap space and the small cap space, with the S&P 500® Index and S&P 600® Index indexes ending the year at 1.38% and -1.97%, respectively. U.S. mid caps climbed to an all-time high in May, but worries about global economic growth, the interest rate outlook, corporate earnings and the health of the high-yield bond sector weighed on equities in the second half of the year. The energy sector was the worst performer for the second straight year, and oil prices tumbled due to increased supply.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 20, 2011 through December 31, 2011.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-5.88%
Initial Class	-2.77%	N/A	9.90%
(a) Initial class inception date was January 20, 2011.
(b) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2015
Sector	Percentage of Fund Investments
Financial	23.89%
Consumer, Non-cyclical	16.26
Industrial	15.56
Consumer, Cyclical	11.89
Technology	10.31
Utilities	4.68
Basic Materials	4.04
Energy	2.92
Communications	2.48
Short Term Investments	7.97
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 937.40	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.91	$1.32
Initial Class
Actual	$1,000.00	$ 936.30	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03
*	Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class and 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.31%
46,012	Albemarle Corp	$ 2,577,132
45,186	Allegheny Technologies Inc	508,342
25,795	Ashland Inc	2,649,146
25,192	Cabot Corp	1,029,849
20,059	Carpenter Technology Corp	607,186
71,581	Chemours Co	383,674
47,851	Commercial Metals Co	655,080
13,569	Compass Minerals International Inc	1,021,339
25,259	Domtar Corp	933,320
13,817	Minerals Technologies Inc	633,648
4,135	NewMarket Corp	1,574,319
67,892	Olin Corp	1,171,816
35,493	PolyOne Corp	1,127,258
29,415	Reliance Steel & Aluminum Co	1,703,423
26,669	Royal Gold Inc	972,618
54,570	RPM International Inc	2,404,354
18,433	Sensient Technologies Corp	1,157,961
99,399	Steel Dynamics Inc	1,776,260
57,465	United States Steel Corp(a)	458,571
29,984	Valspar Corp	2,487,173
19,127	Worthington Industries Inc	576,488
		26,408,957
Communications — 2.65%
24,997	AMC Networks Inc Class A(a)(b)	1,866,776
55,402	ARRIS Group Inc(a)(b)	1,693,639
1,800	Cable One Inc	780,588
51,700	Ciena Corp(b)	1,069,673
16,995	FactSet Research Systems Inc	2,762,877
14,364	InterDigital Inc	704,411
18,933	j2 Global Inc	1,558,565
19,746	John Wiley & Sons Inc Class A	889,162
15,567	Meredith Corp	673,273
21,638	NeuStar Inc Class A(a)(b)	518,663
51,195	New York Times Co Class A	687,037
13,908	Plantronics Inc	659,517
53,875	Polycom Inc(b)	678,286
38,874	Telephone & Data Systems Inc	1,006,448
45,137	Time Inc	707,297
		16,256,212
Consumer, Cyclical — 12.71%
26,949	Abercrombie & Fitch Co Class A(a)	727,623
51,676	Alaska Air Group Inc(c)	4,160,435
73,654	American Eagle Outfitters Inc	1,141,637
69,614	Ascena Retail Group Inc(b)	685,698
20,429	Big Lots Inc	787,334
24,285	Brinker International Inc	1,164,466
37,369	Brunswick Corp	1,887,508
7,830	Buffalo Wild Wings Inc(b)	1,250,059
20,127	Cabela's Inc Class A(a)(b)	940,535
Shares		Fair Value
Consumer, Cyclical — (continued)
31,065	CalAtlantic Group Inc	$ 1,177,985
21,338	Carter's Inc	1,899,722
16,009	Casey's General Stores Inc	1,928,284
18,241	Cheesecake Factory Inc	841,092
57,471	Chico's FAS Inc	613,216
43,347	Cinemark Holdings Inc	1,449,090
41,671	Copart Inc(b)	1,583,915
9,843	Cracker Barrel Old Country Store Inc(a)	1,248,388
31,091	CST Brands Inc	1,216,902
62,574	Dana Holding Corp	863,521
13,354	Deckers Outdoor Corp(a)(b)	630,309
36,658	Dick's Sporting Goods Inc	1,295,860
22,412	Domino's Pizza Inc	2,493,335
28,535	DreamWorks Animation SKG Inc Class A(a)(b)	735,347
38,046	Dunkin' Brands Group Inc(a)	1,620,379
56,249	Foot Locker Inc(c)	3,661,247
26,097	Guess? Inc(a)	492,711
24,211	Herman Miller Inc	694,856
17,577	HNI Corp	633,827
12,942	HSN Inc	655,771
63,947	Ingram Micro Inc Class A	1,942,710
11,172	International Speedway Corp Class A	376,720
14,723	Jack in the Box Inc	1,129,401
125,098	JC Penney Co Inc(a)(b)	833,153
129,160	JetBlue Airways Corp(b)	2,925,474
52,240	Kate Spade & Co(b)	928,305
37,857	KB Home	466,777
125,185	LKQ Corp(b)(c)	3,709,232
15,292	MDC Holdings Inc(a)	390,405
19,466	MSC Industrial Direct Co Inc Class A	1,095,352
1,509	NVR Inc(b)	2,479,287
198,761	Office Depot Inc(b)	1,121,012
9,768	Panera Bread Co Class A(b)	1,902,611
25,015	Polaris Industries Inc(a)	2,150,039
18,718	Scotts Miracle-Gro Co Class A	1,207,498
53,370	Skechers U.S.A. Inc Class A(b)	1,612,308
25,549	Tempur Sealy International Inc(b)	1,800,182
18,789	Thor Industries Inc	1,055,002
66,521	Toll Brothers Inc(b)	2,215,149
22,506	Toro Co	1,644,513
58,762	Tri Pointe Group Inc(b)	744,514
20,534	Tupperware Brands Corp(a)	1,142,717
25,404	Vista Outdoor Inc(b)	1,130,732
10,572	Watsco Inc	1,238,298
90,079	Wendy's Co	970,151
34,258	Williams-Sonoma Inc	2,001,010
28,867	World Fuel Services Corp	1,110,225
		77,803,829
Consumer, Non-Cyclical — 17.38%
25,658	Aaron's Inc	574,483
32,940	Akorn Inc(a)(b)	1,228,991
29,687	Align Technology Inc(b)	1,954,889
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,154	Amsurg Corp(b)	$ 1,683,704
177,535	Avon Products Inc	719,017
8,550	Bio-Rad Laboratories Inc Class A(b)	1,185,543
15,283	Bio-Techne Corp	1,375,470
3,879	Boston Beer Co Inc Class A(b)	783,209
39,609	Catalent Inc(b)	991,413
13,638	CEB Inc	837,237
48,860	Centene Corp(b)(c)	3,215,477
19,152	Charles River Laboratories International Inc(b)	1,539,629
48,578	Community Health Systems Inc(b)	1,288,774
19,934	Cooper Cos Inc	2,675,143
37,726	Dean Foods Co	647,001
20,081	Deluxe Corp	1,095,218
23,560	DeVry Education Group Inc(a)	596,304
24,639	Edgewell Personal Care Co	1,930,958
76,666	Flowers Foods Inc	1,647,552
16,884	FTI Consulting Inc(b)	585,199
33,965	Gartner Inc Class A(b)(c)	3,080,625
53,230	Global Payments Inc(c)	3,433,867
1,835	Graham Holdings Co Class B	889,920
42,275	Hain Celestial Group Inc(b)	1,707,487
19,190	Halyard Health Inc(b)	641,138
31,712	Health Net Inc(b)	2,171,003
22,815	Hill-Rom Holdings Inc	1,096,489
100,849	Hologic Inc(b)(c)	3,901,848
37,298	IDEXX Laboratories Inc(a)(b)	2,719,770
29,333	Ingredion Inc	2,811,275
84,847	Jarden Corp(b)(c)	4,846,461
7,831	Lancaster Colony Corp	904,167
17,889	LifePoint Health Inc(b)	1,313,053
17,108	LivaNova PLC(b)	1,015,702
59,852	Live Nation Entertainment Inc(b)	1,470,564
30,189	ManpowerGroup Inc	2,544,631
38,558	MEDNAX Inc(b)	2,763,066
16,851	Molina Healthcare Inc(a)(b)	1,013,251
25,896	Owens & Minor Inc	931,738
21,649	PAREXEL International Corp(b)	1,474,730
25,497	Post Holdings Inc(b)	1,573,165
21,560	Rent-A-Center Inc	322,753
57,246	ResMed Inc	3,073,538
37,848	Rollins Inc	980,263
85,801	RR Donnelley & Sons Co(a)	1,262,991
56,697	SEI Investments Co	2,970,923
80,628	Service Corp International	2,097,940
22,924	Sirona Dental Systems Inc(b)	2,511,783
24,064	Sotheby's	619,889
34,441	STERIS Corp(a)	2,594,785
109,696	SUPERVALU Inc(b)	743,739
17,066	Teleflex Inc	2,243,326
7,192	Tootsie Roll Industries Inc(a)	227,195
27,840	Towers Watson & Co Class A(c)	3,576,326
17,708	TreeHouse Foods Inc(b)	1,389,370
20,237	United Natural Foods Inc(b)	796,528
18,706	United Therapeutics Corp(b)	2,929,547
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
33,103	VCA Inc(b)	$ 1,820,665
18,121	WellCare Health Plans Inc(b)	1,417,243
29,592	West Pharmaceutical Services Inc	1,782,030
15,716	WEX Inc(b)	1,389,294
72,244	WhiteWave Foods Co Class A(b)	2,811,014
		106,420,303
Energy — 3.13%
23,118	Atwood Oceanics Inc(a)	236,497
122,447	California Resources Corp	285,301
142,401	Denbury Resources Inc(a)	287,650
15,681	Dril-Quip Inc(b)	928,786
32,384	Energen Corp	1,327,420
44,536	Gulfport Energy Corp(b)	1,094,250
74,981	HollyFrontier Corp	2,990,992
16,007	Murphy USA Inc(b)	972,265
115,731	Nabors Industries Ltd	984,871
97,385	Noble Corp PLC(a)	1,027,412
44,250	NOW Inc(a)(b)	700,035
40,192	Oceaneering International Inc	1,508,004
21,009	Oil States International Inc(b)	572,495
59,329	Patterson-UTI Energy Inc	894,681
64,869	QEP Resources Inc	869,245
51,088	Rowan Cos PLC Class A	865,942
28,081	SM Energy Co	552,072
127,675	SunEdison Inc(a)(b)	649,866
60,794	Superior Energy Services Inc	818,895
28,536	Western Refining Inc	1,016,452
96,917	WPX Energy Inc(b)	556,304
		19,139,435
Financial — 25.54%
18,443	Alexander & Baldwin Inc	651,222
29,727	Alexandria Real Estate Equities Inc REIT	2,686,132
6,384	Alleghany Corp(b)	3,051,105
46,105	American Campus Communities Inc REIT	1,905,981
29,388	American Financial Group Inc	2,118,287
72,437	Arthur J Gallagher & Co	2,965,571
24,993	Aspen Insurance Holdings Ltd	1,207,162
60,488	Associated Banc-Corp	1,134,150
34,171	BancorpSouth Inc	819,762
17,422	Bank of Hawaii Corp	1,095,844
33,395	Bank of the Ozarks Inc(a)	1,651,717
82,909	BioMed Realty Trust Inc REIT	1,964,114
47,552	Brown & Brown Inc	1,526,419
35,616	Camden Property Trust REIT	2,733,884
34,216	Care Capital Properties Inc	1,045,983
30,785	Cathay General Bancorp	964,494
33,827	CBOE Holdings Inc	2,195,372
75,597	CNO Financial Group Inc	1,443,147
34,434	Commerce Bancshares Inc	1,464,822
49,235	Communications Sales & Leasing Inc REIT(b)	920,202
35,908	CoreLogic Inc(b)	1,215,845
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Financial — (continued)
38,106	Corporate Office Properties Trust REIT	$ 831,854
48,184	Corrections Corp of America REIT	1,276,394
22,312	Cullen/Frost Bankers Inc	1,338,720
57,243	Douglas Emmett Inc REIT	1,784,837
141,542	Duke Realty Corp REIT	2,975,213
59,018	East West Bancorp Inc	2,452,788
48,262	Eaton Vance Corp	1,565,137
25,171	Endurance Specialty Holdings Ltd	1,610,692
29,692	Equity One Inc REIT	806,138
17,658	Everest Re Group Ltd(a)(c)	3,233,003
50,575	Extra Space Storage Inc REIT(c)	4,461,221
28,443	Federal Realty Investment Trust REIT(c)	4,155,522
38,127	Federated Investors Inc Class B	1,092,339
44,659	First American Financial Corp	1,603,258
98,332	First Horizon National Corp	1,427,781
145,711	First Niagara Financial Group Inc	1,580,964
68,141	FirstMerit Corp	1,270,830
70,107	Fulton Financial Corp	912,092
204,012	Genworth Financial Inc Class A(b)	760,965
31,741	Hancock Holding Co	798,921
17,767	Hanover Insurance Group Inc	1,445,168
39,139	Highwoods Properties Inc REIT	1,706,460
62,230	Hospitality Properties Trust REIT	1,627,314
23,004	International Bancshares Corp	591,203
58,413	Janus Capital Group Inc	823,039
18,465	Jones Lang LaSalle Inc	2,951,815
19,398	Kemper Corp	722,576
37,801	Kilroy Realty Corp REIT	2,392,047
33,645	Lamar Advertising Co REIT Class A	2,018,027
46,439	LaSalle Hotel Properties REIT	1,168,405
59,943	Liberty Property Trust REIT	1,861,230
36,800	Mack-Cali Realty Corp REIT	859,280
15,311	MarketAxess Holdings Inc	1,708,554
14,755	Mercury General Corp(a)	687,140
30,906	Mid-America Apartment Communities Inc REIT	2,806,574
55,860	National Retail Properties Inc REIT	2,237,193
198,766	New York Community Bancorp Inc(a)(c)	3,243,861
99,800	Old Republic International Corp	1,859,274
67,514	Omega Healthcare Investors Inc REIT	2,361,640
46,366	PacWest Bancorp	1,998,375
22,035	Post Properties Inc REIT	1,303,591
16,538	Potlatch Corp REIT	500,109
19,768	Primerica Inc(a)	933,643
27,057	Prosperity Bancshares Inc	1,294,948
Shares		Fair Value
Financial — (continued)
52,227	Raymond James Financial Inc	$ 3,027,599
50,460	Rayonier Inc REIT	1,120,212
38,613	Regency Centers Corp REIT	2,630,318
26,970	Reinsurance Group of America Inc	2,307,283
17,993	RenaissanceRe Holdings Ltd	2,036,628
101	RMR Group Inc Class A(a)(b)	1,456
96,589	Senior Housing Properties Trust REIT	1,433,381
20,624	Signature Bank(b)(c)	3,163,103
171,490	SLM Corp(b)	1,118,115
14,853	Sovran Self Storage Inc REIT	1,593,875
17,379	StanCorp Financial Group Inc	1,979,121
28,318	Stifel Financial Corp(b)	1,199,550
21,117	SVB Financial Group(b)	2,510,811
53,619	Synovus Financial Corp	1,736,183
38,578	Tanger Factory Outlet Centers Inc REIT	1,261,501
24,723	Taubman Centers Inc REIT	1,896,749
69,266	TCF Financial Corp	978,036
27,437	Trustmark Corp	632,148
107,356	UDR Inc REIT(c)	4,033,365
90,475	Umpqua Holdings Corp	1,438,552
38,039	Urban Edge Properties REIT	892,015
91,393	Valley National Bancorp	900,221
33,908	Waddell & Reed Financial Inc Class A	971,803
38,060	Washington Federal Inc	906,970
37,670	Webster Financial Corp	1,400,947
46,827	Weingarten Realty Investors REIT	1,619,278
45,927	WisdomTree Investments Inc	720,135
76,384	WP Glimcher Inc REIT	810,434
40,461	WR Berkley Corp	2,215,240
		156,336,379
Industrial — 16.63%
17,937	Acuity Brands Inc(c)	4,193,671
62,144	AECOM (b)	1,866,184
29,923	AGCO Corp(a)	1,358,205
30,718	AO Smith Corp	2,353,306
25,632	AptarGroup Inc	1,862,165
38,375	Arrow Electronics Inc(b)	2,079,158
54,147	Avnet Inc	2,319,657
42,417	B/E Aerospace Inc	1,797,208
16,951	Belden Inc	808,224
38,955	Bemis Co Inc	1,740,899
26,664	Carlisle Cos Inc	2,364,830
20,094	CLARCOR Inc	998,270
21,059	Clean Harbors Inc(b)	877,107
34,891	Cognex Corp	1,178,269
20,320	Crane Co	972,109
50,164	Donaldson Co Inc(a)	1,437,700
20,577	Eagle Materials Inc	1,243,468
25,540	Energizer Holdings Inc	869,892
12,079	Esterline Technologies Corp(b)	978,399
16,627	FEI Co	1,326,668
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Industrial — (continued)
65,443	Fortune Brands Home & Security Inc(c)	$ 3,632,087
17,492	GATX Corp	744,285
23,391	Genesee & Wyoming Inc Class A(b)	1,255,863
119,644	Gentex Corp	1,915,500
22,960	Graco Inc	1,654,727
15,701	Granite Construction Inc	673,730
10,359	Greif Inc Class A	319,161
22,320	Hubbell Inc	2,255,213
19,266	Huntington Ingalls Industries Inc Class A	2,443,892
31,385	IDEX Corp	2,404,405
36,429	ITT Corp	1,323,101
77,694	Jabil Circuit Inc	1,809,493
40,358	Joy Global Inc(a)	508,914
59,380	KBR Inc	1,004,710
32,895	Kennametal Inc	631,584
69,766	Keysight Technologies Inc(b)	1,976,471
22,008	Kirby Corp(b)	1,158,061
20,985	KLX Inc(b)	646,128
34,979	Knowles Corp(b)	466,270
17,637	Landstar System Inc	1,034,410
16,454	Lennox International Inc	2,055,105
26,820	Lincoln Electric Holdings Inc	1,391,690
58,300	Louisiana-Pacific Corp(a)(b)	1,049,983
11,210	Mettler-Toledo International Inc(b)(c)	3,801,647
12,799	MSA Safety Inc	556,373
40,978	National Instruments Corp	1,175,659
21,961	Nordson Corp	1,408,798
28,481	Old Dominion Freight Line Inc(b)	1,682,373
24,136	Orbital ATK Inc	2,156,310
30,482	Oshkosh Corp	1,190,017
39,782	Packaging Corp of America	2,508,255
17,980	Regal Beloit Corp	1,052,190
16,310	Silgan Holdings Inc	876,173
41,444	Sonoco Products Co	1,693,816
14,335	Tech Data Corp(b)	951,557
14,434	Teledyne Technologies Inc(b)	1,280,296
43,474	Terex Corp	803,400
29,575	Timken Co	845,549
102,757	Trimble Navigation Ltd(b)	2,204,138
62,788	Trinity Industries Inc	1,508,168
20,283	Triumph Group Inc	806,249
9,409	Valmont Industries Inc	997,542
55,221	Vishay Intertechnology Inc	665,413
39,556	Wabtec Corp	2,813,223
50,170	Waste Connections Inc	2,825,574
17,439	Werner Enterprises Inc	407,898
22,891	Woodward Inc	1,136,767
21,178	Zebra Technologies Corp Class A(b)	1,475,048
		101,802,605
Technology — 11.03%
41,627	3D Systems Corp(a)(b)	361,739
47,594	ACI Worldwide Inc(b)	1,018,512
31,158	Acxiom Corp(b)	651,825
Shares		Fair Value
Technology — (continued)
258,587	Advanced Micro Devices Inc(a)(b)	$ 742,145
77,730	Allscripts Healthcare Solutions Inc(b)	1,195,487
36,473	ANSYS Inc(b)(c)	3,373,752
172,668	Atmel Corp	1,486,671
48,628	Broadridge Financial Solutions Inc	2,612,782
122,001	Cadence Design Systems Inc(b)	2,538,841
65,350	CDK Global Inc(c)	3,102,164
16,952	CommVault Systems Inc(b)	667,061
56,966	Computer Sciences Corp	1,861,649
39,850	Convergys Corp	991,866
41,467	Cree Inc(a)(b)	1,105,925
137,190	Cypress Semiconductor Corp(a)	1,345,834
26,632	Diebold Inc(a)	801,357
13,361	DST Systems Inc	1,523,956
12,778	Fair Isaac Corp	1,203,432
46,383	Fairchild Semiconductor International Inc(b)	960,592
60,099	Fortinet Inc(b)	1,873,286
60,253	Integrated Device Technology Inc(b)	1,587,667
53,621	Intersil Corp Class A	684,204
14,820	IPG Photonics Corp(a)(b)	1,321,351
32,778	Jack Henry & Associates Inc	2,558,651
26,357	Leidos Holdings Inc	1,482,845
24,864	Lexmark International Inc Class A	806,837
29,981	Manhattan Associates Inc(b)	1,983,843
26,838	MAXIMUS Inc	1,509,637
39,990	Mentor Graphics Corp	736,616
37,890	MSCI Inc Class A	2,733,006
50,600	NCR Corp(b)	1,237,676
40,373	NetScout Systems Inc(b)	1,239,451
47,031	PTC Inc(b)	1,628,684
47,079	Rackspace Hosting Inc(b)	1,192,040
16,984	Science Applications International Corp	777,527
15,855	Silicon Laboratories Inc(b)	769,602
25,649	SolarWinds Inc(b)	1,510,726
27,623	Solera Holdings Inc(a)	1,514,569
14,899	Synaptics Inc(b)	1,196,986
11,237	SYNNEX Corp	1,010,543
63,933	Synopsys Inc(b)	2,915,984
84,370	Teradyne Inc	1,743,928
13,318	Tyler Technologies Inc(b)	2,321,594
11,755	Ultimate Software Group Inc(b)	2,298,220
47,243	VeriFone Systems Inc(b)	1,323,749
		67,504,812
Utilities — 5.01%
46,475	Alliant Energy Corp	2,902,364
72,383	Aqua America Inc	2,157,013
41,625	Atmos Energy Corp	2,624,040
20,620	Black Hills Corp	957,387
24,861	Cleco Corp	1,297,993
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Utilities — (continued)
63,283	Great Plains Energy Inc	$ 1,728,259
44,177	Hawaiian Electric Industries Inc	1,278,924
20,685	IDACORP Inc	1,406,580
79,398	MDU Resources Group Inc	1,454,571
34,771	National Fuel Gas Co(a)	1,486,460
81,933	OGE Energy Corp	2,154,019
21,459	ONE Gas Inc	1,076,598
32,544	PNM Resources Inc	994,870
71,846	Questar Corp	1,399,560
25,896	Talen Energy Corp(b)	161,332
70,729	UGI Corp	2,387,811
33,634	Vectren Corp	1,426,754
57,968	Westar Energy Inc	2,458,423
20,482	WGL Holdings Inc	1,290,161
		30,643,119
TOTAL COMMON STOCK — 98.39% (Cost $553,409,301)		$ 602,315,651
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.63%
$10,000,000	International Bank for Reconstruction & Development 0.15%, 01/11/2016	9,999,583
U.S. Government Agency Bonds and Notes — 1.32%
8,095,000	Federal Home Loan Bank 0.03%, 01/04/2016	8,094,980
U.S. Treasury Bonds and Notes — 0.15%
	U.S. Treasury Bills(d)
630,000	0.03%, 02/25/2016	629,970
40,000	0.18%, 03/17/2016	39,985
220,000	0.22%, 03/31/2016	219,879
		889,834
Repurchase Agreements — 5.42%
1,657,619	Undivided interest of 12.63% in a repurchase agreement (principal amount/value $13,129,740 with a maturity value of $13,130,163) with BNP Paribas Securities Corp, 0.29%, dated 12/31/15 to be repurchased at $1,657,619 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 5.38%, 1/31/16 - 11/15/43, with a value of $13,392,335.(e)	1,657,619
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,875,182	Undivided interest of 13.37% in a repurchase agreement (principal amount/value $58,898,404 with a maturity value of $58,900,302) with ING Financial Markets LLC, 0.29%, dated 12/31/15 to be repurchased at $7,875,182 on 1/4/16 collateralized by various U.S. Government Agency securities, 1.98% - 5.57%, 4/1/20 - 9/1/45, with a value of $60,076,443.(e)
		$ 7,875,182
7,875,182	Undivided interest of 14.51% in a repurchase agreement (principal amount/value $54,264,694 with a maturity value of $54,266,623) with Scotia Capital (USA) Inc, 0.32%, dated 12/31/15 to be repurchased at $7,875,182 on 1/4/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.25%, 2/29/16 - 6/20/61, with a value of $55,351,959.(e)	7,875,182
7,875,182	Undivided interest of 9.63% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $7,875,182 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(e)	7,875,182
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$7,875,182	Undivided interest of 9.63% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $7,875,182 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(e)
$ 7,875,182
33,158,347
SHORT TERM INVESTMENTS — 8.52% (Cost $52,142,744)	$ 52,142,744
TOTAL INVESTMENTS — 106.91% (Cost $605,552,045)	$ 654,458,395
OTHER ASSETS & LIABILITIES, NET — (6.91)%	$ (42,319,239)
TOTAL NET ASSETS — 100.00%	$ 612,139,156
(a)	All or a portion of the security is on loan at December 31, 2015.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	74	USD	$10,311,900	March 2016	$26,212
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $32,299,799 of securities on loan)(a)	$621,300,048
Repurchase agreements, fair value(b)	33,158,347
Cash	450,322
Subscriptions receivable	1,125,545
Receivable for investments sold	502,073
Dividends receivable	581,390
Total Assets	657,117,725
LIABILITIES:
Payable to investment adviser	128,874
Payable for administrative services fees	69,496
Payable upon return of securities loaned	33,158,347
Redemptions payable	1,501,094
Payable for investments purchased	10,031,448
Variation margin on futures contracts	89,310
Total Liabilities	44,978,569
NET ASSETS	$612,139,156
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,155,494
Paid-in capital in excess of par	555,036,741
Net unrealized appreciation	48,932,562
Accumulated net realized gain	2,014,359
NET ASSETS	$612,139,156
NET ASSETS BY CLASS
Initial Class	$238,419,006
Institutional Class	$373,720,150
CAPITAL STOCK:
Authorized
Initial Class	27,500,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	17,853,530
Institutional Class	43,701,412
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.35
Institutional Class	$8.55
(a) Cost of investments	$572,393,698
(b) Cost of repurchase agreements	$33,158,347
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$2,813
Income from securities lending	286,113
Dividends	9,995,049
Total Income	10,283,975
EXPENSES:
Management fees	2,190,784
Administrative services fees – Initial Class	559,169
Total Expenses	2,749,953
NET INVESTMENT INCOME	7,534,022
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	35,497,159
Net realized gain on futures contracts	29,550
Net Realized Gain	35,526,709
Net change in unrealized depreciation on investments	(61,402,411)
Net change in unrealized depreciation on futures contracts	(66,841)
Net Change in Unrealized Depreciation	(61,469,252)
Net Realized and Unrealized Loss	(25,942,543)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,408,521)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West S&P Mid Cap 400® Index Fund	2015	2014
OPERATIONS:
Net investment income	$7,534,022	$5,018,700
Net realized gain	35,526,709	27,888,166
Net change in unrealized appreciation (depreciation)	(61,469,252)	13,867,523
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,408,521)	46,774,389
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,269,377)	(7,446,740)
Institutional Class	(6,522,460)	N/A
From net investment income	(8,791,837)	(7,446,740)
From net realized gains
Initial Class	(13,299,898)	(18,485,571)
Institutional Class	(28,781,419)	N/A
From net realized gains	(42,081,317)	(18,485,571)
Total Distributions	(50,873,154)	(25,932,311)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	208,582,018	233,905,886
Institutional Class	462,221,231	N/A
Shares issued in reinvestment of distributions
Initial Class	15,569,275	25,932,311
Institutional Class	35,303,879	N/A
Shares redeemed
Initial Class	(519,224,438)	(166,922,512)
Institutional Class	(65,995,189)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	136,456,776	92,915,685
Total Increase in Net Assets	67,175,101	113,757,763
NET ASSETS:
Beginning of year	544,964,055	431,206,292
End of year	$612,139,156	$544,964,055
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	13,998,943	16,147,855
Institutional Class	46,602,779	N/A
Shares issued in reinvestment of distributions
Initial Class	1,132,405	1,737,526
Institutional Class	3,990,220	N/A
Shares redeemed
Initial Class	(34,406,313)	(11,337,204)
Institutional Class	(6,891,587)	N/A
Net Increase	24,426,447	6,548,177
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$14.68	0.15 (b)	(0.55)	(0.40)	-	(0.14)	(0.79)	(0.93)	$13.35	(2.77%)
12/31/2014	$14.10	0.14 (b)	1.17	1.31	-	(0.21)	(0.52)	(0.73)	$14.68	9.21%
12/31/2013	$10.97	0.13 (b)	3.45	3.58	-	(0.21)	(0.24)	(0.45)	$14.10	32.71%
12/31/2012	$ 9.59	0.13 (b)	1.50	1.63	-	(0.16)	(0.09)	(0.25)	$10.97	17.12%
12/31/2011 (c)	$10.00	0.07	(0.41)	(0.34)	-	(0.07)	-	(0.07)	$ 9.59	(3.36%) (d)
Institutional Class
12/31/2015 (e)	$10.00	0.10 (b)	(0.68)	(0.58)	-	(0.16)	(0.71)	(0.87)	$ 8.55	(5.88%) (d)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
12/31/2015	$238,419	0.60%	0.60%	N/A	1.00%	25%
12/31/2014	$544,964	0.60%	0.60%	N/A	0.98%	20%
12/31/2013	$431,206	0.60%	0.60%	0.97%	0.97%	13%
12/31/2012	$255,718	0.60%	0.60%	1.24%	1.24%	10%
12/31/2011 (c)	$112,715	0.60% (g)	0.60% (g)	0.86% (g)	0.86% (g)	16% (d)
Institutional Class
12/31/2015 (e)	$373,720	0.25% (g)	0.25% (g)	N/A	1.56% (g)	25%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	The Fund's inception date was January 20, 2011.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2015

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 602,315,651	$ —	$ —	$ 602,315,651
Short Term Investments	—	52,142,744	—	52,142,744
Total investments, at fair value:	602,315,651	52,142,744	0	654,458,395
Other Financial Investments:
Futures Contracts(a)	26,212	—	—	26,212
Total Assets	$ 602,341,863	$ 52,142,744	$ 0	$ 654,484,607
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2015

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$8,791,837	$7,446,740
Long-term capital gain	42,081,317	18,485,571
	$50,873,154	$25,932,311
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$1,257,815	$(1,257,815)

Annual Report - December 31, 2015

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$69,789
Undistributed long-term capital gains	2,242,814
Capital loss carryforwards	—
Post-October losses	(12,896)
Net unrealized appreciation	48,647,214
Tax composition of capital	$50,946,921
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(12,896)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$605,811,181
Gross unrealized appreciation on investments	110,558,283
Gross unrealized depreciation on investments	(61,911,069)
Net unrealized appreciation on investments	$48,647,214
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Annual Report - December 31, 2015

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 78 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2015 is as follows:
Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$26,212 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$29,550	Net change in unrealized depreciation on futures contracts	$(66,841)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.

Annual Report - December 31, 2015

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $234,456,085 and $145,880,162, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $32,299,799 and received collateral as reported on the Statement of Assets and Liabilities of $33,158,347 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West S&P Mid Cap 400® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P Mid Cap 400® Index Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 85% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016